Summarized Statements of Cash Flows Financial Information of Citizens Holding Company (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Cash flows from operating activities
Net income	$ 7,449,759		$ 7,149,860		$ 6,783,999
Adjustments to reconcile net income to net cash provided by operating activities
Stock compensation expense	115,000				119,834
Increase in other assets	(784,425)		(1,017,032)		(809,867)
Cash flows from financing activities
Dividends paid to stockholders	(4,341,076)		(4,285,371)		(4,276,282)
Proceeds from stock option exercises			128,950		257,425
Net increase (decrease) in cash and due from banks	6,365,535		(5,521,093)		(13,846,427)
Citizens Holding Company
Cash flows from operating activities
Net income	7,449,759		7,149,860		6,783,999
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed earnings of Bank	(3,241,870)	[1]	(2,898,509)	[1]	(2,603,735)	[1]
Stock compensation expense	115,000				119,834
Increase in other assets	(44,082)		(1,032)		(40,774)
Decrease in other liabilities			(400)
Net cash provided by operating activities	4,278,807		4,249,919		4,259,324
Cash flows from financing activities
Dividends paid to stockholders	(4,341,076)		(4,285,371)		(4,276,282)
Proceeds from stock option exercises			128,950		257,425
Net cash used by financing activities	(4,341,076)		(4,156,421)		(4,018,857)
Net increase (decrease) in cash and due from banks	(62,269)		93,498		240,467
Cash, beginning of year	1,750,766	[2]	1,657,268		1,416,801
Cash, end of year	$ 1,688,497	[2]	$ 1,750,766	[2]	$ 1,657,268

[1]	Eliminates in consolidation.
[2]	Fully or partially eliminates in consolidation.